Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Ore stockpiles	$ 34,982	$ 15,286
In-process inventory and finished goods	150,807	137,599
Materials and supplies	117,259	126,110
Inventories	303,048	278,995
Long-term ore stockpiles	(5,883)	0
Inventories	$ 297,165	$ 278,995